Net interest income (Tables)	12 Months Ended
Dec. 31, 2021
Net interest income [Abstract]
Summary of Net interest income
Net interest income for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Interest income:
Cash and deposits at amortized cost	~~W~~	210,415	128,023	85,846
Deposits at FVTPL		31,506	13,888	1,298
Securities at FVTPL		740,378	742,958	659,927
Securities at FVOCI		1,077,995	957,817	896,027
Securities at amortized cost		1,061,262	1,076,849	1,091,974
Loans at amortized cost		12,435,302	11,697,775	11,889,767
Loans at FVTPL		56,961	73,991	35,587
Others		93,543	82,695	63,804

		15,707,362	14,773,996	14,724,230

Interest expense:
Deposits		(3,644,632)	(2,842,625)	(2,173,804)
Borrowings		(551,416)	(426,607)	(330,548)
Debt securities issued		(1,666,257)	(1,554,544)	(1,390,230)
Others		(107,093)	(67,520)	(60,323)

		(5,969,398)	(4,891,296)	(3,954,905)

Net interest income	~~W~~	9,737,964	9,882,700	10,769,325